UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Common Stock (97.5%)
Aerospace & Defense (1.6%)
Boeing	44,545	$15,872
Spirit AeroSystems Holdings, Cl A	196,610	18,334
Textron	162,315	11,081
Vectrus*	6,438	202

		45,489

Agricultural Operations (0.4%)
Archer-Daniels-Midland	229,400	11,071

Agricultural Products (0.3%)
Ingredion	78,150	7,917

Air Freight & Logistics (0.5%)
FedEx	57,500	14,138

Aircraft (1.9%)
American Airlines Group	236,720	9,360
Delta Air Lines	304,915	16,593
JetBlue Airways*	540,060	9,721
United Continental Holdings*	212,770	17,107

		52,781

Apparel Retail (0.3%)
Foot Locker	190,205	9,284

Asset Management & Custody Banks (2.4%)
Ameriprise Financial	174,140	25,367
Bank of New York Mellon	416,080	22,248
Legg Mason	237,805	8,116
State Street	128,905	11,384

		67,115

Automotive (3.2%)
BorgWarner	305,510	14,060
Cooper-Standard Holdings*	58,935	7,944
Ford Motor	1,610,770	16,172
General Motors	684,240	25,940
Goodyear Tire & Rubber	395,880	9,584
Lear	92,440	16,651

		90,351

Automotive Retail (0.2%)
Murphy USA*	70,365	5,576

Banks (11.5%)
Bank of America	1,985,405	61,309
BB&T	358,625	18,222
CIT Group	158,765	8,403
Citizens Financial Group	603,425	24,004
Fifth Third Bancorp	638,410	18,891
Huntington Bancshares	1,128,110	17,418
JPMorgan Chase	589,235	67,733

LSV Value Equity Fund
	Shares	Value (000)
Banks (continued)
Keycorp	999,895	$20,868
PNC Financial Services Group	85,300	12,354
Regions Financial	1,448,995	26,966
SunTrust Banks	381,490	27,494
Zions Bancorporation	367,495	18,999

		322,661

Biotechnology (2.7%)
Amgen	198,480	39,011
Biogen*	45,825	15,323
Gilead Sciences	192,470	14,980
United Therapeutics*	48,485	5,959

		75,273

Broadcasting, Newspapers & Advertising (0.4%)
AMC Networks, Cl A*	127,400	7,681
TEGNA	394,105	4,347

		12,028

Building & Construction (0.8%)
Owens Corning	159,750	9,940
PulteGroup	446,830	12,730

		22,670

Cable & Satellite (0.3%)
Comcast, Cl A	277,520	9,930

Chemicals (2.9%)
Celanese, Cl A	122,595	14,480
Chemours	245,095	11,228
Eastman Chemical	162,785	16,868
Huntsman	489,700	16,419
LyondellBasell Industries, Cl A	195,820	21,695

		80,690

Commercial Printing (0.4%)
Deluxe	139,177	8,202
LSC Communications	50,605	760
RR Donnelley & Sons	254,655	1,502

		10,464

Commercial Services (0.3%)
Western Union	413,225	8,331

Commodity Chemicals (0.9%)
Cabot	160,640	10,618
Kronos Worldwide	320,546	7,289
Trinseo	98,550	7,362

		25,269

Computer & Electronics Retail (1.2%)
Best Buy	415,785	31,197

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Computer & Electronics Retail (continued)
GameStop, Cl A	131,170	$1,890

		33,087

Computers & Services (2.8%)
Dell Technologies, Cl V*	66,665	6,168
DXC Technology	75,985	6,439
Hewlett Packard Enterprise	1,406,530	21,717
HP	602,145	13,897
NCR*	291,315	8,134
Seagate Technology	202,820	10,672
Western Digital	175,915	12,340

		79,367

Consumer Discretionary (0.6%)
Kimberly-Clark	156,390	17,807

Diversified REIT’s (0.6%)
Lexington Realty Trust	693,600	6,097
Select Income	131,370	2,739
VEREIT	1,125,155	8,585

		17,421

Drug Retail (0.9%)
Walgreens Boots Alliance	363,160	24,557

Electrical Components & Equipment (0.6%)
Eaton	197,625	16,436

Electrical Services (3.1%)
Entergy	229,625	18,664
Exelon	515,520	21,909
FirstEnergy	903,810	32,022
Public Service Enterprise Group	264,000	13,612

		86,207

Financial Services (6.2%)
Ally Financial	465,455	12,455
Capital One Financial	223,610	21,091
Citigroup	880,650	63,310
Discover Financial Services	328,470	23,456
Donnelley Financial Solutions*	50,605	1,052
Goldman Sachs Group	58,245	13,829
Lazard, Cl A (A)	212,700	11,550
Morgan Stanley	441,115	22,303
Navient	466,440	6,162

		175,208

Food, Beverage & Tobacco (1.3%)
JM Smucker	86,825	9,648
Pilgrim’s Pride*	567,260	10,109
Tyson Foods, Cl A	270,620	15,601

		35,358

LSV Value Equity Fund
	Shares	Value (000)
General Merchandise Stores (1.0%)
Big Lots	121,415	$5,273
Target	268,255	21,643

		26,916

Health Care Distributors (0.4%)
Cardinal Health	97,960	4,893
McKesson	63,075	7,922

		12,815

Health Care Facilities (1.0%)
HCA Holdings	234,155	29,089

Health Care REIT’s (0.6%)
Medical Properties Trust	589,040	8,488
Senior Housing Properties Trust	495,120	8,833

		17,321

Health Care Services (0.6%)
Express Scripts Holding*	228,835	18,183

Homefurnishing Retail (0.4%)
Williams-Sonoma	203,900	11,926

Hotels & Lodging (1.1%)
DiamondRock Hospitality	830,585	9,901
Host Hotels & Resorts	417,365	8,740
Wyndham Hotels & Resorts	123,880	7,185
Wyndham Worldwide	123,880	5,713

		31,539

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	111,165	14,574

Human Resource & Employment Services (0.4%)
ManpowerGroup	113,430	10,578

Insurance (6.3%)
Aetna	91,455	17,229
Allstate	218,095	20,745
American Financial Group	49,100	5,533
Anthem	54,400	13,763
Assurant	77,955	8,599
Brighthouse Financial*	16,074	698
Genworth Financial, Cl A*	387,700	1,784
Hartford Financial Services Group	247,560	13,046
Lincoln National	262,145	17,852
MetLife	439,340	20,095
MGIC Investment*	724,350	9,040
Prudential Financial	196,510	19,830
Travelers	148,615	19,341
Voya Financial	208,435	10,530

		178,085

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
IT Consulting & Other Services (0.5%)
International Business Machines	89,975	$13,040
Perspecta	37,990	824

		13,864

Machinery (2.2%)
AGCO	128,215	8,080
Allison Transmission Holdings	333,486	15,674
Cummins	116,005	16,567
ITT	100,200	5,678
PACCAR	202,720	13,323
Trinity Industries	88,800	3,383

		62,705

Metal & Glass Containers (0.2%)
Owens-Illinois*	287,670	5,374

Mortgage REIT’s (0.7%)
Annaly Capital Management	949,440	10,178
Starwood Property Trust	376,070	8,589

		18,767

Motorcycle Manufacturers (0.3%)
Harley-Davidson	210,605	9,033

Multimedia (0.2%)
Viacom, Cl B	191,385	5,560

Office Electronics (0.3%)
Xerox	298,215	7,745

Office Equipment (0.1%)
Pitney Bowes	225,680	1,970

Office REIT’s (0.3%)
Piedmont Office Realty Trust, Cl A	376,265	7,443

Oil & Gas Equipment & Services (0.5%)
McDermott International*	469,332	8,453
US Silica Holdings	263,920	7,115

		15,568

Oil & Gas Storage & Transportation (0.0%)
DHT Holdings	218,014	927

Paper & Paper Products (0.0%)
Clearwater Paper*	67,015	1,515

Paper Packaging (1.0%)
International Paper(A)	183,010	9,833
Packaging of America	76,475	8,634

LSV Value Equity Fund
	Shares	Value (000)
Paper Packaging (continued)
WestRock	156,500	$9,074

		27,541

Petroleum & Fuel Products (8.3%)
Andeavor	90,175	13,532
Carrizo Oil & Gas*	337,635	9,514
Chevron	482,505	60,926
ExxonMobil	573,765	46,768
Marathon Petroleum	398,245	32,190
Newfield Exploration*	503,400	14,458
Phillips 66	91,060	11,231
Valero Energy	375,280	44,414

		233,033

Pharmaceuticals (6.1%)
AbbVie	279,785	25,805
Johnson & Johnson	382,180	50,647
Mallinckrodt*	207,645	4,869
Merck	355,175	23,395
Pfizer	1,689,260	67,452

		172,168

Printing & Publishing (0.3%)
Gannett	682,365	7,213

Reinsurance (0.6%)
Everest Re Group	72,040	15,730

Retail (2.9%)
Brinker International	110,180	5,197
Dick’s Sporting Goods	318,515	10,874
Kohl’s	189,415	13,992
Kroger	745,440	21,618
Macy’s	263,330	10,462
Office Depot	113,135	284
Spirit MTA REIT*	78,950	789
Walmart	216,220	19,293

		82,509

Semi-Conductors/Instruments (5.6%)
Applied Materials	438,060	21,303
Cirrus Logic*	120,725	5,223
Flextronics International*	235,735	3,291
Intel	1,298,900	62,477
Lam Research	143,490	27,355
Micron Technology*	222,430	11,742
Sanmina*	270,425	7,869
Teradyne	167,045	7,225
Vishay Intertechnology	440,620	11,015

		157,500

Specialized REIT’s (0.5%)
Hospitality Properties Trust	289,345	8,180

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Value Equity Fund
	Shares	Value (000)
Specialized REIT’s (continued)
Spirit Realty Capital	789,490	$6,608

		14,788

Steel & Steel Works (0.4%)
Reliance Steel & Aluminum	127,130	11,467

Technology Distributors (0.2%)
Insight Enterprises*	97,370	4,895

Telephones & Telecommunications (5.2%)
AT&T	777,960	24,872
Cisco Systems	1,085,240	45,895
Corning	497,290	16,500
Juniper Networks	529,315	13,942
Verizon Communications	891,195	46,021

		147,230

Thrifts & Mortgage Finance (0.2%)
Radian Group	322,555	6,177

Trucking (0.3%)
Ryder System	93,425	7,315

TOTAL COMMON STOCK (Cost $2,158,036)		2,745,549

	Face Amount (000)

Repurchase Agreement (1.8%)
Morgan Stanley 1.700%, dated 07/31/18, to be repurchased on 08/01/18, repurchased price $50,402 (collateralized by various U.S. Treasury Notes, par values ranging from $0 - $45,402, 1.875% - 2.625%, 09/30/22 - 03/31/25; with a total market value of $51,408)	$50,400	50,400

TOTAL REPURCHASE AGREEMENT (Cost $50,400)		50,400

Total Investments – 99.3% (Cost $2,208,436)		$2,795,949

Percentages are based on Net Assets of $2,814,893 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

(A) Security is a Master Limited Partnership. At July 31, 2018, such securities amounted to $11,550 (000), or 0.4% of Net Assets

The following is a list of the inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,745,549	$—	$—	$2,745,549
Repurchase Agreement	—	50,400	—	50,400

Total Investments in Securities	$2,745,549	$50,400	$—	$2,795,949

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-001-3000

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018